Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets And Liabilities [Line Items]
Current deferred income tax benefits	$ 74,821	$ 77,716
Noncurrent deferred income taxes	(279,999)	(225,592)
Net deferred income taxes	$ (205,178)	$ (147,876)